Current Taxes and Deferred Taxes - Schedule Of Effect On Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense
Current tax expense	$ (77,137)	$ (95,760)	$ (19,689)
Deferred taxes
Deferred tax expenses	33,727	28,110	74,611
Subtotals	(43,410)	(67,650)	54,922
Others	(4,443)	591	(2,051)
Net expense for income taxes	$ (47,853)	$ (67,059)	$ 52,871